Key Management Compensation - Disclosure of Key Management Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of key management compensation [Abstract]
Salaries and benefits	$ 1,561	$ 2,541
Share based payments	4,068	3,761
Total key management compensation expense	$ 5,629	$ 6,302